CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements Of Comprehensive Income
Loss for the year	R$ (4,466.2)	R$ (1,098.9)	R$ (367.3)
Other comprehensive income (loss)
Gain (loss) on foreign currency translation adjustments	84.4	33.3	(670.9)
Losses on marketable securities at FVTOCI	(127.0)	(41.7)	(31.0)
Taxes on unrealized losses on marketable securities at FVTOCI	20.8	11.5	13.5
Unrealized gains (losses) on cash flow hedge	264.3	0.0	820.0
Taxes on unrealized gain (loss) on cash flow hegde	(88.3)	3.7	(272.7)
Net other comprehensive income (loss), to be reclassified to the statement of income in subsequent periods	154.2	6.8	(141.1)
Actuarial gains on pension and post-employment plans	1.5	1.5	7.0
Taxes on realized gains on pension and post-employment plans	(1.2)	0.0	(2.4)
Net other comprehensive income (loss), with no impact into subsequent statement of income	0.3	1.5	4.6
Total comprehensive income (loss), net	(4,311.7)	(1,090.6)	(503.8)
Attributable to
Controlling shareholders	(4,363.8)	(1,223.7)	(564.1)
Non-controlling interest	52.1	133.1	60.3
Total comprehensive (loss) income	R$ (4,311.7)	R$ (1,090.6)	R$ (503.8)